PROPERTY AND EQUIPMENT, NET (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost Of Sales [Member] USD ($)	Dec. 31, 2013 Cost Of Sales [Member] CNY	Dec. 31, 2012 Cost Of Sales [Member] CNY	Dec. 31, 2011 Cost Of Sales [Member] CNY	Dec. 31, 2013 Selling, General and Administrative Expenses [Member] USD ($)	Dec. 31, 2013 Selling, General and Administrative Expenses [Member] CNY	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] CNY	Dec. 31, 2011 Selling, General and Administrative Expenses [Member] CNY	Dec. 31, 2013 Research and Development Expense [Member] USD ($)	Dec. 31, 2013 Research and Development Expense [Member] CNY	Dec. 31, 2012 Research and Development Expense [Member] CNY	Dec. 31, 2011 Research and Development Expense [Member] CNY
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 975	5,904	5,789	6,179	$ 0	0	72	41	$ 894	5,414	4,303	4,697	$ 81	490	1,414	1,441